NORTH SQUARE INVESTMENTS TRUST

(the “Trust”)

NORTH SQUARE STRATEGIC INCOME FUND Class A: ADVAX; Class I: ADVNX	NORTH SQUARE ADVISORY RESEARCH SMALL CAP VALUE FUND Class I: ADVGX

NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I: NSIVX	NORTH SQUARE MCKEE BOND FUND Class R6: NMKBX; Class I: NMKYX

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 6, 2024 to each Fund’s
Prospectus and Statement of Additional Information (“SAI”)
each dated February 28, 2024, as supplemented

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust has approved a change of the Trust’s name from “North Square Investments Trust” to “Exchange Place Advisors Trust.”

Accordingly, effective June 24, 2024, all references to the Trust’s name in the Funds’ Prospectus and SAI are hereby deleted and replaced with “Exchange Place Advisors Trust.”

Please retain this Supplement for future reference.